CONCENTRATION OF RISK (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Risks and Uncertainties [Abstract]
Revenue	$ 1,576,382	$ 1,032,360	$ 3,204,858	$ 2,094,588	$ 3,382,432	$ 3,109,515
Cost of revenue	$ 839,347	$ 493,630	$ 2,162,815	$ 1,479,636	$ 1,958,632	$ 1,708,334